SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Net Sales Attributable to Countries
Net sales attributed to countries that represent a significant portion of consolidated net sales are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Israel	$—	$21	$18
Germany	—	91	111
Norway	—	45	54
US	5	27	325
Rest of the world	1	204	173
Total	$6	$388	$681

Schedule of Percentage of Long-lived Assets Attributable to Countries
Long-lived assets other than financial instruments attributed to countries that represent a significant portion of consolidated assets are as follows:

	December 31, 2021	December 31, 2020
Israel	72%	99%
UK	28%	—%
US	(*	1%
Germany	(*	(*
*) Represents less than 1%